Provisions (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Provision Related to Investment

Provisions at December 31, 2018 and 2017 and January 1, 2017 consist of the following:

	31/12/18	31/12/17	01/01/17
Provision for legal claims	10,926	13,008	8,062
Provision for tax claims	1,098	1,912	3,123
Provision for warranties	4,476	5,957	5,687
Termination indemnities for sales agents	1,141	1,196	1,132
Other provisions	1,337	599	936

Total provisions	18,978	22,672	18,940
Less current portion	(4,476)	(5,957)	(5,687)

Non-current portion	14,502	16,715	13,253

Disclosure of Changes in Provision Related to Investment

Changes in the above provisions for the years ended December 31, 2018 and 2017 analysed as follows.

	Provision for legal claims	Provision for tax claims	Provision for warranties	Termination indmennities for sales agents	Other Provisions	Total

Balance as at January 1, 2017	8,062	3,123	5,687	1,132	936	18,940
Increase	9,980	—	2,630	203	—	12,813
Reductions	(5,034)	(1,211)	(2,360)	(139)	(337)	(9,081)

Balance as at December 31, 2017	13,008	1,912	5,957	1,196	599	22,672
Increase	1,225	—	1,180	177	1,792	4,374
Reductions	(3,307)	(814)	(2,661)	(232)	(1,054)	(8,068)

Balance as at December 31, 2018	10,926	1,098	4,476	1,141	1,337	18,978